Adoption of Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Adoption Of Accounting Policies [Abstract]
Adoption of accounting policies

5. Adoption of accounting policies

New accounting standards issued but not yet effective for the Company as at December 31, 2025.

Amendments to IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

The International Accounting Standards Board (“IASB”) has issued amendments that allow an entity to elect to apply trade-date accounting for the derecognition of financial liabilities when settled in cash through electronic payment systems. The amendments also introduce additional disclosure requirements to improve transparency regarding equity instruments designated at FVOCI and financial instruments containing contingent features. These changes are effective for annual reporting periods beginning on or after January 1, 2026, with early adoption permitted.

The IFRS 9 amendment allows a financial liability to be derecognized upon the irrevocable settlement instruction via an electronic payment system, even if cash settlement occurs shortly thereafter. The Company has determined that this amendment will not have a material affect on the Company’s financial position.

The IFRS 7 amendments require enhanced disclosures for (i) equity instruments designated at FVOCI and (ii) financial instruments that include contingent settlement or conversion features. As the Company does not hold any FVOCI-designated equities and has no material contingent payment features in its financial instruments, these new disclosures will have limited impact.

IFRS 18 Presentation and Disclosures in Financial Statements (“IFRS 18”)

IFRS 18 introduces new categories and defined subtotals in the statement of profit or loss, new disclosures on management-defined performance measures (“MPMs”) and enhanced requirements to improve the aggregation and disaggregation of information in the financial statements. Under IFRS 18, the statement of profit or loss is divided into three categories: operating, investing, and financing. Concurrent amendments to IAS 7 Cash Flows align with these new subtotals so the cash flow statement will now begin with the IFRS 18-specified subtotal of operating profit rather than net earnings.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted. The adoption of IFRS 18 is expected to change the presentation and structure of the Company’s primary financial statements but is not expected to have a material impact on the measurement of net earnings or cash flows.

The adoption of IFRS 18 will reshape the presentation of the Company’s financial statements but is not expected to affect the measurement of net earnings or cash flows. IFRS 18 will require additional note disclosures such as for MPMs where certain non-IFRS performance measures, representing subtotals of income and expenses, are used in public communications. Management is monitoring pronouncements from both the IASB and the regulators. The Company is continuing to evaluate the detailed impact of IFRS 18 on the Company’s financial statement presentation, disclosures, and internal controls.